Long-term debt and other financial liabilities - Other financial liabilities, net (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other financial liabilities	$ 156,249
Less: Deferred finance costs, net	(9,483)	$ (8,046)
Add: Deferred finance costs, current portion	3,036	2,532
Financial Liabilities Net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other financial liabilities	156,249	160,912
Less: Deferred finance costs, net	(1,817)	(1,988)
Total other financial liabilities	154,432	158,924
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	325	338
Other financial liabilities, net of current portion and deferred finance costs	$ 145,429	$ 149,934